FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
FINANCIAL RISK MANAGEMENT	FINANCIAL RISK MANAGEMENT
Capital Management
The capital structure of the company consists of non-recourse borrowings in subsidiaries of the company, offset by cash and cash equivalents and equity.

(US$ MILLIONS, except as noted)	2025	2024
Non-recourse borrowings in subsidiaries of the company	$7,844	$8,490
Cash and cash equivalents	(710)	(1,008)
Net debt	7,134	7,482
Total equity	2,098	2,635
Total capital	$9,232	$10,117
Net debt-to-capital ratio	77%	74%
The company manages its debt exposure by financing its operations with non-recourse borrowings in subsidiaries of the company, ensuring a diversity of funding sources as well as managing its maturity profile. The company also borrows in the currencies where its subsidiaries operate, where possible, in order to mitigate currency risk.
The company’s financing plan is to fund its recurring growth capital expenditures with cash flows generated by its operations after maintenance capital expenditure, as well as debt financing that is sized to maintain its credit profile. To fund large-scale development projects and acquisitions, the company will evaluate a variety of capital sources including proceeds from selling non-core and mature assets, equity and debt financing. The company will seek to raise additional equity if it believes it can earn returns on these investments in excess of the cost of the incremental capital.
As disclosed within Note 17, the company has various credit facilities in place. In certain cases, the facilities may have financial covenants which are generally in the form of interest coverage ratios and leverage ratios. The company does not have any market capitalization covenants attached to any of its borrowings and the company is in compliance with all covenant requirements.
Risk Management
The company recognizes that risk management is an integral part of good management practice.
As a result of holding financial instruments, the company is exposed to the following risks: liquidity risk, market risk (i.e. interest rate risk and foreign currency risk) and credit risk. The following is a description of these risks and how they are managed:
(a)Liquidity risk
The company maintains sufficient financial liquidity to be able to meet ongoing operating requirements and to be able to fund acquisitions. Principal liquidity needs for the next year include funding recurring expenses, meeting scheduled debt repayments and payment of debt service obligations, funding required capital expenditures and funding acquisitions as they arise. The operating subsidiaries of the company also generate liquidity by accessing capital markets on an opportunistic basis.
The following tables detail the contractual maturities for the company’s financial liabilities as at December 31, 2025 and 2024. The tables reflect the undiscounted future cash flows of financial liabilities based on the earliest date on which the company can be required to repay. The tables include both interest and principal cash flows:

	2025
(US$ MILLIONS)	< 1 Year	1-2 Years	2-5 Years	5+ Years	Total contractual cash flows
Non-derivative financial liabilities
Accounts payable and other (1)	$1,161	$175	$112	$248	$1,696
Interest-bearing liabilities	846	955	8,218	4,708	14,727
Lease liabilities	52	30	41	20	143
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(1)Excludes other provisions, post-employment benefits, deferred revenue, liabilities associated with assets held for sale, work in progress liabilities and related party loans and notes payable of $741 million.

	2024
(US$ MILLIONS)	< 1 Year	1-2 Years	2-5 Years	5+ Years	Total contractual cash flows
Non-derivative financial liabilities
Accounts payable and other (1)	$1,416	$249	$423	$1,460	$3,548
Interest-bearing liabilities	877	857	9,432	4,173	15,339
Lease liabilities	53	39	77	309	478
___________________________________
(1)Excludes other provisions, post-employment benefits, deferred revenue, liabilities associated with assets held for sale, work in progress liabilities and related party loans and notes payable of $1,995 million.
(b)Market risk
Market risk is defined for these purposes as the risk that the fair value or future cash flows of a financial instrument held by the company will fluctuate because of changes in market factors. Market risk includes the risk of changes in interest rates and foreign currency exchange rates.
Financial instruments held by the company that are subject to market risk include loans and notes receivable, other financial assets, borrowings, derivative contracts, such as interest rate and foreign currency contracts, and marketable securities.
Interest rate risk
The observable impacts on the fair values and future cash flows of financial instruments that can be directly attributable to interest rate risk include changes in net income from financial instruments whose cash flows are determined with reference to floating interest rates and changes in the fair values of financial instruments whose cash flows are fixed in nature. The company monitors interest rate fluctuations and may enter into interest rate derivative contracts to mitigate the impact from interest rate movements. As at December 31, 2025 and 2024, a 50 basis points increase or decrease in interest rates would have the following impact on the company’s net income and other comprehensive income (loss) on a pre-tax basis, assuming all other variables were held constant:

	Net income (loss)		Other comprehensive income (loss)
(US$ MILLIONS)	50 bps decrease	50 bps increase	50 bps decrease	50 bps increase
December 31, 2025	$12	$(12)	$(11)	$11
December 31, 2024	$11	$(11)	$(26)	$26
Foreign currency risk
Changes in currency rates will impact the carrying value of financial instruments and the company’s net investment and cash flows denominated in currencies other than the U.S. dollar. The company enters into foreign exchange contracts designated as net investment hedges to mitigate the impact from movements in foreign exchange rates against the U.S. dollar.
The following tables summarize the company’s currency exposure as at December 31, 2025 and 2024:

	2025
(US$ MILLIONS)	USD	AUD	GBP	CAD	BRL	Other	Total
Assets
Current assets	$830	$446	$291	$135	$560	$21	$2,283
Non-current assets	9,816	650	142	65	3,459	13	14,145
	$10,646	$1,096	$433	$200	$4,019	$34	$16,428

Liabilities
Current liabilities	$3,477	$566	$430	$81	$255	$8	$4,817
Non-current liabilities	6,414	101	78	29	2,883	8	9,513
	$9,891	$667	$508	$110	$3,138	$16	$14,330

Non-controlling interests	2,140	(3)	—	—	640	—	2,777
Net investment attributable to Brookfield Business Partners	$(1,385)	$432	$(75)	$90	$241	$18	$(679)

	2024
(US$ MILLIONS)	USD	AUD	GBP	CAD	BRL	Other	Total
Assets
Current assets	$1,295	$714	$218	$138	$553	$17	$2,935
Non-current assets	9,976	3,050	132	35	2,960	10	16,163
	$11,271	$3,764	$350	$173	$3,513	$27	$19,098

Liabilities
Current liabilities	$3,066	$1,084	$361	$76	$217	$6	$4,810
Non-current liabilities	6,474	2,585	53	33	2,501	7	11,653
	$9,540	$3,669	$414	$109	$2,718	$13	$16,463

Non-controlling interests	2,212	(117)	—	—	599	—	2,694
Net investment attributable to Brookfield Business Partners	$(481)	$212	$(64)	$64	$196	$14	$(59)
The impact of currency risk on net income associated with foreign currency denominated financial instruments is limited as the company’s financial assets and liabilities are generally denominated in the functional currency of the subsidiary that holds the financial instrument. However, the company is exposed to foreign currency risk on the net assets of its foreign currency denominated operations. The following tables summarize the company’s exposures to foreign currencies and the sensitivity of net income and other comprehensive income, on a pre-tax basis, to a 10% change in the exchange rates relative to the U.S. dollar for the years ended December 31, 2025, 2024 and 2023. There was no impact on net income for the years ended December 31, 2025 and 2023 as a result of a 10% change in the exchange rates.

	December 31, 2025
	Pre-tax net income (loss)		OCI attributable to Brookfield Business Partners, before taxes
(US$ MILLIONS)	10% decrease	10% increase	10% decrease	10% increase
Australian dollar	$—	$—	$(43)	$43
Canadian dollar	—	—	(9)	9
Brazilian real	—	—	(24)	24
Other	—	—	6	(6)

	December 31, 2024
	Pre-tax net income (loss)		OCI attributable to Brookfield Business Partners, before taxes
(US$ MILLIONS)	10% decrease	10% increase	10% decrease	10% increase
Australian dollar	$(4)	$4	$(21)	$21
Canadian dollar	—	—	(6)	6
Brazilian real	—	—	(5)	5
Other	—	—	5	(5)

	December 31, 2023
	Pre-tax net income (loss)		OCI attributable to Brookfield Business Partners, before taxes
(US$ MILLIONS)	10% decrease	10% increase	10% decrease	10% increase
Australian dollar	$—	$—	$(50)	$50
Canadian dollar	—	—	(6)	6
Brazilian real	—	—	(2)	2
Other	—	—	8	(8)
(c)Credit risk
Credit risk is the risk of loss due to the failure of a borrower or counterparty to fulfill its contractual obligations.
The company assesses the creditworthiness of each counterparty before entering into contracts and ensures that counterparties meet minimum credit quality requirements. The company also evaluates and monitors counterparty credit risk for derivative financial instruments and endeavors to minimize counterparty credit risk through diversification, collateral arrangements, and other credit risk mitigation techniques. All of the company’s derivative financial instruments involve either counterparties that are banks or other financial institutions. The company does not have any significant credit risk exposure to any single counterparty.